COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of contractual commitments

Contractual
Commitments
2021	$96,146
2022	10,672
2023	5,629
2024	2,553
2025	2,496
Thereafter	4,206
Total	$121,702